Shareholders' Equity - Summary of Nonvested Share Activity (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	9,641,665
Awards granted, Number of shares	6,959,210
Awards forfeited, Number of Shares	(133,563)
Awards cancelled on failed vesting conditions, Number of Shares	(1,990,218)
Awards vested, Number of Shares	(3,238,820)
Ending Balance, Number of Shares	11,238,274
Employees [Member] | 2012 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	67,241
Awards vested, Number of Shares	(33,621)
Ending Balance, Number of Shares	33,620
Employees [Member] | Employee Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	3,152,539
Awards forfeited, Number of Shares	(32,978)
Awards vested, Number of Shares	(1,739,357)
Ending Balance, Number of Shares	1,380,204
Employees [Member] | 2013 CEO Special Bonus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	42,565
Awards vested, Number of Shares	(14,188)
Ending Balance, Number of Shares	28,377
Employees [Member] | Employee Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	6,379,320
Awards forfeited, Number of Shares	(65,080)
Awards cancelled on failed vesting conditions, Number of Shares	(1,990,218)
Awards vested, Number of Shares	(1,451,654)
Ending Balance, Number of Shares	2,872,368
Employees [Member] | Employee Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted, Number of shares	6,959,210
Awards forfeited, Number of Shares	(35,505)
Ending Balance, Number of Shares	6,923,705
Supervisory Board [Member] | 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	31,115		34,115
Year of grant	2005
Exercised	(9,000)	(3,000)
Ending Balance, Number of Shares	22,115		34,115
Supervisory Board [Member] | 2006 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	30,000		33,000
Year of grant	2006
Exercised	(9,000)	(3,000)
Ending Balance, Number of Shares	21,000		33,000
Supervisory Board [Member] | 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	60,000		82,500
Year of grant	2007
Exercised	(13,500)	(22,500)
Ending Balance, Number of Shares	46,500		82,500
Supervisory Board [Member] | 2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	75,000		85,000
Year of grant	2008
Exercised	(15,000)	(10,000)
Ending Balance, Number of Shares	60,000		85,000
Supervisory Board [Member] | 2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	75,000		95,000
Year of grant	2009
Exercised		(20,000)
Ending Balance, Number of Shares	75,000		95,000
Supervisory Board [Member] | 2010 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	82,500		107,500
Year of grant	2010
Exercised	(7,500)	(25,000)
Ending Balance, Number of Shares	75,000		107,500
Supervisory Board [Member] | 2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	117,500		142,500
Year of grant	2011
Exercised	(20,000)	(25,000)
Ending Balance, Number of Shares	97,500		142,500
Supervisory Board [Member] | 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance, Number of Shares	122,500		157,500
Year of grant	2012
Exercised	(20,000)	(35,000)
Ending Balance, Number of Shares	102,500		157,500
Shares corresponding to exercised option not yet available for trade as of 31.12.2014	5,000